CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Common stock, par value (in dollar per share)	$ 0.10	$ 0.10
Treasury shares, shares	1,565	1,567
Common stock, authorized	10,000	10,000
Common stock, issued	3,420	3,420